Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 01, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not schedule its equity grants in anticipation of the release of material, non-public information, nor does it release material, non-public information based on these grant dates or time the disclosure of material, non-public information for the purpose of affecting the value of executive compensation. In the event material, non-public information becomes known to the Compensation Committee prior to granting an award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.
The following table presents information regarding equity grants issued to our named executive officers in 2024 during any period beginning four business days before the filing of Form 10-K or Form 10-Q, or the filing or furnishing of a Form 8-K that discloses material, non-public information (other than a Form 8-K disclosing a material new option grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Mr. Dalton	March 1, 2024	171,232	44.40	5,000,000	0%

Award Timing Method
The Company does not schedule its equity grants in anticipation of the release of material, non-public information, nor does it release material, non-public information based on these grant dates or time the disclosure of material, non-public information for the purpose of affecting the value of executive compensation. In the event material, non-public information becomes known to the Compensation Committee prior to granting an award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material, non-public information, nor does it release material, non-public information based on these grant dates or time the disclosure of material, non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Mr. Dalton	March 1, 2024	171,232	44.40	5,000,000	0%

Dalton [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Dalton
Underlying Securities | shares		171,232
Exercise Price | $ / shares		$ 44.40
Fair Value as of Grant Date | $		$ 5,000,000
Underlying Security Market Price Change		0